UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09096

                             AmeriPrime Funds
               (Exact name of registrant as specified in charter)

         431 North Pennsylvania Street, Indianapolis, IN 46204
         (Address of principal executive offices)    (Zip code)

Terry Gallagher
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000

Date of fiscal year end:   7/31

Date of reporting period:  04/30/05


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.


DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 99.87%                                                                     SHARES                    VALUE
                                                                                        --------------        ---------------------

AIR COURIER SERVICES - 1.34%
FedEx Corp. (a)                                                                                 1,000         $             84,950
                                                                                                              ---------------------

AIRCRAFT - 2.82%
Boeing Co. (a)                                                                                  3,000                      178,560
                                                                                                              ---------------------

BEVERAGES - 3.82%
Coca-Cola Co. (a)                                                                               3,000                      130,320
PepsiCo, Inc. (a)                                                                               2,000                      111,280
                                                                                                              ---------------------
                                                                                                                           241,600
                                                                                                              ---------------------

BIOLOGICAL PRODUCTS - 1.84%
Amgen, Inc. (a) (b)                                                                             2,000                      116,420
                                                                                                              ---------------------

CABLE & OTHER PAY TELEVISION SERVICES - 3.33%
Comcast Corp. Class A (a) (b)                                                                   3,323                      106,702
Viacom, Inc. - Class B (a)                                                                      3,000                      103,860
                                                                                                              ---------------------
                                                                                                                           210,562
                                                                                                              ---------------------

CHEMICAL & ALLIED PRODUCTS - 1.45%
Dow Chemical Co. (a)                                                                            2,000                       91,860
                                                                                                              ---------------------

COMPUTER COMMUNICATION EQUIPMENT - 1.64%
Cisco Systems, Inc. (a) (b)                                                                     6,000                      103,680
                                                                                                              ---------------------

COMPUTERS & OFFICE EQUIPMENT - 2.41%
International Business Machines Corp. (a)                                                       2,000                      152,760
                                                                                                              ---------------------

CONSTRUCTION MACHINERY & EQUIPMENT - 1.39%
Caterpillar, Inc. (a)                                                                           1,000                       88,050
                                                                                                              ---------------------

CONVERTED PAPER & PAPERBOARD PRODUCTS  - 1.21%
3M Co. (a)                                                                                      1,000                       76,470
                                                                                                              ---------------------

CUTLERY, HANDTOOLS & GENERAL HARDWARE - 1.96%
The Gillette Co. (a)                                                                            2,400                      123,936
                                                                                                              ---------------------

DIVERSIFIED - 0.84%
Honeywell International, Inc. (a)                                                               1,500                       53,640
                                                                                                              ---------------------

ELECTRIC SERVICES - 3.16%
Dominion Resources, Inc.                                                                        1,000                       75,400
Duke Energy, Inc.                                                                               2,000                       58,380
The Southern Co.                                                                                2,000                       65,900
                                                                                                              ---------------------
                                                                                                                           199,680
                                                                                                              ---------------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 1.67%
Medtronic, Inc. (a)                                                                             2,000                      105,400
                                                                                                              ---------------------


See accompanying related notes which are an integral part of this financial statement.                                           1

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS -CONTINUED
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 99.87% - CONTINUED                                                         SHARES                    VALUE
                                                                                        --------------        ---------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.86%
General Electric Co. (a)                                                                        5,000         $             181,000
                                                                                                              ---------------------

ELECTRONIC COMPUTERS - 2.20%
Dell, Inc. (a) (b)                                                                              4,000                      139,320
                                                                                                              ---------------------

FINANCE SERVICES - 5.97%
American Express Co. (a)                                                                        3,000                      158,100
First Data Corp. (a)                                                                            3,000                      114,090
Morgan Stanley (a)                                                                              2,000                      105,240
                                                                                                              ---------------------
                                                                                                                           377,430
                                                                                                              ---------------------

FIRE, MARINE & CASUALTY INSURANCE - 1.61%
American International Group, Inc. (a)                                                          2,000                      101,700
                                                                                                              ---------------------

MOTOR VEHICLES & PASSENGER CAR BODIES - 0.99%
Ford Motor Co.                                                                                  1,000                        9,110
General Motors Corp. (a)                                                                        2,000                       53,360
                                                                                                              ---------------------
                                                                                                                            62,470
                                                                                                              ---------------------

NATIONAL COMMERCIAL BANKS - 11.55%
Bank of America Corp. (a)                                                                       4,000                      180,160
Citigroup, Inc. (a)                                                                             4,133                      194,086
J.P. Morgan Chase & Co.(a)                                                                      4,980                      176,740
Wells Fargo & Co. (a)                                                                           3,000                      179,820
                                                                                                              ---------------------
                                                                                                                           730,806
                                                                                                              ---------------------

OIL & GAS FIELD SERVICES - 2.16%
Schlumberger Ltd. (a)                                                                           2,000                      136,820
                                                                                                              ---------------------

PAPER MILLS - 1.08%
International Paper Co. (a)                                                                     2,000                       68,580
                                                                                                              ---------------------

PETROLEUM REFINING - 5.99%
ChevronTexaco Corp. (a)                                                                         4,000                      208,000
Exxon Mobil Corp. (a)                                                                           3,000                      171,090
                                                                                                              ---------------------
                                                                                                                           379,090
                                                                                                              ---------------------

PHARMACEUTICAL PREPARATIONS - 8.65%
Bristol-Myers Squibb, Inc. (a)                                                                  3,000                       78,000
Johnson & Johnson (a)                                                                           2,000                      137,260
Merck & Co., Inc. (a)                                                                           3,000                      101,700
Pfizer, Inc. (a)                                                                                4,400                      119,548
Schering-Plough Corp.                                                                           1,000                       20,870
Wyeth (a)                                                                                       2,000                       89,880
                                                                                                              ---------------------
                                                                                                                           547,258
                                                                                                              ---------------------

See accompanying related notes which are an integral part of this financial statement.                                          2

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 99.87% - CONTINUED                                                         SHARES                    VALUE
                                                                                        --------------        ---------------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.40%
Eastman Kodak, Inc. (a)                                                                         1,000         $             25,000
                                                                                                              ---------------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.65%
QUALCOMM, Inc. (a)                                                                              3,000                      104,670
                                                                                                              ---------------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.24%
Medco Health Solutions, Inc. (b)                                                                  241                       12,284
Walgreen Co. (a)                                                                                3,000                      129,180
                                                                                                              ---------------------
                                                                                                                           141,464
                                                                                                              ---------------------

RETAIL - EATING PLACES - 1.39%
McDonald's Corp. (a)                                                                            3,000                       87,930
                                                                                                              ---------------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.24%
Home Depot, Inc. (a)                                                                            4,000                      141,480
                                                                                                              ---------------------

RETAIL - VARIETY STORES - 4.44%
Target Corp. (a)                                                                                3,000                      139,200
Wal-Mart Stores, Inc. (a)                                                                       3,000                      141,420
                                                                                                              ---------------------
                                                                                                                           280,620
                                                                                                              ---------------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 1.87%
The Charles Schwab Corp.                                                                        1,000                       10,350
Merrill Lynch & Co., Inc. (a)                                                                   2,000                      107,860
                                                                                                              ---------------------
                                                                                                                           118,210
                                                                                                              ---------------------

SEMICONDUCTORS & RELATED DEVICES - 3.42%
Agere Systems, Inc. - Class B (b)                                                                 264                          311
Intel Corp. (a)                                                                                 6,000                      141,120
Texas Instruments, Inc. (a)                                                                     3,000                       74,880
                                                                                                              ---------------------
                                                                                                                           216,311
                                                                                                              ---------------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.67%
Walt Disney Co. (a)                                                                             4,000                      105,600
                                                                                                              ---------------------

SERVICES - PREPACKAGED SOFTWARE - 2.76%
Microsoft Corp. (a)                                                                             6,000                      151,800
Oracle Corp. (b)                                                                                2,000                       23,120
                                                                                                              ---------------------
                                                                                                                           174,920
                                                                                                              ---------------------

SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.57%
Procter & Gamble, Inc. (a)                                                                      3,000                      162,450
                                                                                                              ---------------------


TELEPHONE & TELEGRAPH APPARATUS - 0.04%
Lucent Technologies, Inc. (b)                                                                   1,000                        2,430
                                                                                                              ---------------------

See accompanying related notes which are an integral part of this financial statement.                                          3

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

COMMON STOCKS - 99.87% - CONTINUED                                                         SHARES                    VALUE
                                                                                        --------------        ---------------------

TELEPHONE COMMUNICATIONS - 3.24%
AT&T Corp.                                                                                      1,600        $              30,608
BellSouth Corp. (a)                                                                             3,000                       79,470
SBC Communications, Inc. (a)                                                                    4,000                       95,200
                                                                                                              ---------------------
                                                                                                                           205,278
                                                                                                              ---------------------

TOTAL COMMON STOCKS (COST $6,207,750)                                                                                    6,318,405
                                                                                                              ---------------------

WARRANT SECURITIES - 0.00%
Lucent Technologies, 12/10/07                                                                     443                          213
                                                                                                              ---------------------

TOTAL WARRANT SECURITIES (COST $0)                                                                                             213
                                                                                                              ---------------------

MONEY MARKET SECURITIES - 1.54%
Federal Prime Obligation Fund, 2.70% (c)                                                       97,319                       97,319
                                                                                                              ---------------------

TOTAL MONEY MARKET SECURITIES (COST $97,319)                                                                                97,319
                                                                                                              ---------------------

TOTAL INVESTMENTS (COST $6,305,069) - 101.41%                                                                 $          6,415,937
                                                                                                              ---------------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.41)%                                                                   (89,301)
                                                                                                              ---------------------

TOTAL NET ASSETS - 100.00%                                                                                    $          6,326,636
                                                                                                              =====================

(a) Portion of the security is pledged as collateral for call options written.
(b) Non-income producing.
(c) Variable rate security; the coupon rate shown represents the rate at April 30, 2005.



See accompanying related notes which are an integral part of this financial statement.                                          4

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

OPTIONS WRITTEN JANUARY 31, 2005
                                                                                           SHARES
                                                                                           SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                                           TO CALL                   VALUE
                                                                                        --------------        ---------------------
American Express Co. / July 2005 @ $55                                                      1,000              $              1,100
American Express Co. / July 2005 @ $60                                                      2,000                               300
American International Group, Inc. / May 2005 @ $65                                         1,000                               100
American International Group, Inc. / August 2005 @ $75                                      1,000                                50
Amgen, Inc. / May 2005 @ $60                                                                1,000                               400
Amgen, Inc. / July 2005 @ $65                                                               1,000                               400
Bank of America Corp. / May 2005 @ $45                                                      2,000                             1,300
Bank of America Corp. / August 2005 @ $47.50                                                2,000                               900
BellSouth Corp. / June 2005 @ $25                                                           1,500                             2,700
BellSouth Corp. / July 2005 @ $27.50                                                        1,500                               600
Boeing Co. / May 2005 @ $55                                                                 1,500                             6,750
Boeing Co. / August 2005 @ $55                                                              1,500                             8,850
Bristol-Myers Squibb Co. / June 2005 @ $27.50                                               1,500                               225
Bristol-Myers Squibb Co. / September 2005 @ $25                                             1,500                             2,850
Caterpillar, Inc. / May 2005 @ $95                                                          1,000                               300
ChevronTexaco Corp. / June 2005 @ $55                                                       2,000                             1,300
ChevronTexaco Corp.  / September 2005 @ $60                                                 2,000                             1,300
Cisco Systems, Inc. / June 2005 @ $17.50                                                    2,000                             1,200
Cisco Systems, Inc. / July 2005 @ $20                                                       2,000                               200
Citigroup, Inc. / September 2005 @ $47.50                                                   2,300                             4,140
Citigroup, Inc. / June 2005 @ $50                                                           1,800                               288
Coca-Cola Co. / August 2005 @ $45                                                           1,500                             1,125
Coca-Cola Co. / May 2005 @ $42.50                                                           1,500                             1,725
Comcast Corp. Class A / October 2005 @ $35                                                  1,500                             1,125
Comcast Corp. Class A / July 2005 @ $35                                                     1,000                               150
Dell, Inc. / August 2005 @ $42.50                                                           2,000                               200
Dell, Inc. / May 2005 @ $42                                                                 2,000                               100
Dow Chemical / September 2005 @ $55                                                         1,000                               650
Dow Chemical / June 2005 @ $50                                                              1,000                               650
Eastman Kodak, Inc. / October 2005 @ $32.50                                                 1,000                               250
Exxon Mobil Corp. / July 2005 @ $55                                                         1,000                             3,500
Exxon Mobil Corp. / October 2005 @ $60                                                      1,500                             3,600
FedEx Corp. / July 2005 @ $85                                                               1,000                             3,800
First Data Corp. / August 2005 @ $42.50                                                     1,000                               450
First Data Corp. / May 2005 @ $45                                                           2,000                               100
General Electric Co. / September 2005 @ $37.50                                              2,000                             2,000
General Electric Co. / June 2005 @ $35                                                      1,500                             2,475
General Electric Co. / June 2005 @ $37.50                                                   1,500                               525


See accompanying related notes which are an integral part of this financial statement.                                          5

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2004
(UNAUDITED)

OPTIONS WRITTEN JANUARY 31, 2005 - CONTINUED
                                                                                           SHARES
                                                                                           SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                                           TO CALL                   VALUE
                                                                                        --------------        ---------------------

General Motors Corp. / June 2005 @ $30                                                      1,000             $                 450
General Motors Corp. / June 2005 @ $40                                                      1,000                                50
Gillette Co. / June 2005 @ $50                                                              2,400                             5,280
Home Depot, Inc. / May 2005 @ $45                                                           2,000                               100
Home Depot, Inc. / August 2005 @ $42.50                                                     2,000                               200
Honeywell International, Inc. / June 2005 @ $37.50                                          1,500                               675
Intel Corp. / July 2005 @ $25                                                               2,000                               800
Intel Corp. / October 2005 @ $25                                                            2,000                             2,100
Intel Corp. / May 2005 @ $22.50                                                             2,000                             2,200
IBM Corp. / July 2005 @ $95                                                                 1,000                               150
International Paper Co. / October 2005 @ $37.50                                             1,000                             1,050
Johnson & Johnson / July 2005 @ $65                                                         1,000                             3,900
Johnson & Johnson / October 2005 @ $70                                                      1,000                             2,250
J.P. Morgan Chase & Co. / September 2005 @ $37.50                                           1,500                             1,125
J.P. Morgan Chase & Co. / May 2005 @ $35                                                    1,500                             1,350
J.P. Morgan Chase & Co. / June 2005 @ $40                                                   1,900                                95
McDonald's Corp. / June 2005 @ $32.50                                                       1,500                               150
McDonald's Corp. / September 2005 @ $32.50                                                  1,500                               600
Medtronic, Inc. / May 2005 @ $50                                                            1,000                             2,900
Medtronic, Inc. / August 2005 @ $55                                                         1,000                             1,100
Merck & Co., Inc. / July 2005 @ $35                                                         1,500                             1,275
Merck & Co., Inc. / October 2005 @ $37.50                                                   1,500                             1,050
Merrill Lynch & Co., Inc. / May 2005 @ $55                                                  1,000                               750
Merrill Lynch & Co., Inc. / July 2005 @ $60                                                 1,000                               450
Microsoft Corp. / July 2005 @ $25                                                           2,000                             1,800
3M Co. / July 2005 @ $85                                                                    1,000                               350
Morgan Stanley / May 2005 @ $55                                                             1,000                             1,250
Morgan Stanley / July 2005 @ $60                                                            1,000                             1,050
PepsiCo, Inc. / July 2005 @ $55                                                             2,000                             3,700
Pfizer, Inc. / June 2005 @ $27.50                                                           2,000                             1,100
Pfizer, Inc. / September 2005 @ $27.50                                                      2,400                             2,880
Procter & Gamble Co. / July 2005 @ $60                                                      1,500                               225
Procter & Gamble Co. / October 2005 @ $55                                                   1,500                             3,075
QUALCOMM, Inc. / July 2005 @ $40                                                            1,500                               450
QUALCOMM, Inc. / October 2005 @ $37.50                                                      1,500                             3,000
SBC Communications, Inc. / July 2005 @ $25                                                  2,000                               520
SBC Communications, Inc. / June 2005 @ $22.50                                               2,000                             2,900
Schlumberger Ltd. / May 2005 @ $70                                                          1,000                             1,100
Schlumberger Ltd. / May 2005 @ $75                                                          1,000                               150
Target Corp. / July 2005 @ $50                                                              1,500                             1,125
Target Corp. / October 2005 @ $50                                                           1,500                             2,625

See accompanying related notes which are an integral part of this financial statement.                                          6

DOBSON COVERED CALL FUND
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2005
(UNAUDITED)

OPTIONS WRITTEN JANUARY 31, 2005 - CONTINUED

                                                                                           SHARES
                                                                                           SUBJECT
COMMON STOCKS / EXPIRATION DATE @ EXERCISE PRICE                                           TO CALL                   VALUE
                                                                                        --------------        ---------------------

Texas Instruments, Inc. / October 2005 @ $25                                                    1,500         $              3,225
Texas Instruments, Inc. / July 2005 @ $27.50                                                    1,500                          600
Viacom, Inc. / June 2005 @ $37.50                                                               1,500                          525
Viacom, Inc. / September 2005 @ $37.50                                                          1,500                        1,500
Walgreen Co. / July 2005 @ $45                                                                  1,500                        1,350
Walgreen Co. / October 2005 @ $42.50                                                            1,500                        4,200
Wal-Mart Stores, Inc. / June 2005 @ $55                                                         1,500                          150
Wal-Mart Stores, Inc. / September 2005 @ $55                                                    1,500                          375
Walt Disney Co. / October 2005 @ $30                                                            2,000                          900
Walt Disney Co. / July 2005 @ $27.50                                                            2,000                        1,000
Wells Fargo & Co. / July 2005 @ $60                                                             1,000                        1,350
Wells Fargo & Co. / May 2005 @ $60                                                              1,500                          825
Wyeth / October 2005 @ $45                                                                      1,000                        2,800
Wyeth / July 2005 @ $45                                                                         1,000                        1,700
                                                                                        --------------        ---------------------

Total (premiums received $203,624)                                                            138,800         $            135,528
                                                                                        ==============        =====================



TAX RELATED

Unrealized appreciation                                                                                       $            887,522
Unrealized depreciation                                                                                                   (708,558)
                                                                                                              ---------------------
Net unrealized appreciation                                                                                   $            178,964
                                                                                                              =====================

Aggregate cost of securities for income tax purposes, net of proceeds received for call options written.       $         6,101,445
                                                                                                               =====================

See accompanying related notes which are an integral part of this financial statement.                                          7

DOBSON COVERED CALL FUND
RELATED FOOTNOTES TO THE SCHEDULE OF INVESTMENTS
APRIL 30, 2005
(UNAUDITED)




Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex- dividend date and interest income is recorded on an accrual basis. Discounts and premiums on purchased are amortized over the respective securities.

                               FORM N-Q SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust
By  ____/s/ Anthony J. Ghoston____________________________________
         Anthony J. Ghoston, President

Date___June 21, 2005_______________________________________________




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  ____/s/ Anthony J. Ghoston_____________________________________
         Anthony J. Ghoston, President

Date_____June 21, 2005___________________________________________


By  ______/s/ Thomas Napurano_______________________________________
         Thomas Napurano, Chief Financial Officer and Treasurer

Date____June 22, 2005_______________________________________________